Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The components of the provision for income taxes for the years ended December 31, 2025 and 2024 is as follows:

	For the Year Ended December 31,
	2025	2024
	(As restated)
	(in thousands)
Current income tax provision:
Federal	$470	$—
State	398	—
Total current income tax provision	868	—
Deferred income tax provision:
Federal	(3,042)	(1,069)
State	(466)	(518)
Total deferred income tax provision (benefit)	(3,508)	(1,587)
Total provision (benefit) for income taxes	$(2,640)	$(1,587)

Schedule of Reconciliation of Provision (Benefit) for Income Taxes

	For the Year Ended December 31,
	2025	2024
	(As restated)
	(in thousands, except effective tax rate)
Income (loss) before income taxes	$(6,225)	$(13,148)
Income taxes at U.S. statutory rate	(1,307)	(2,761)
State taxes, net of federal benefit	72	(525)
Federal and state valuation allowance	(1,842)	1,853
Federal and state true-ups	160	—
Non-deductible acquisition costs	445	—
Percentage depletion	(144)	—
Other	(24)	(154)
Income tax provision expense (benefit)	(2,640)	(1,587)
Effective tax rate	42.4%	12.1%

Schedule of Components of Deferred Tax Assets and Liabilities

	For the Year Ended December 31,
	2025	2024
	(As restated)
	(in thousands)
Deferred tax assets:
Unrealized (gain) loss on unrealized commodity derivatives	$—	$1,539
Cost depletion	—	312
Statutory depletion carryover	606	—
Federal net operating loss carryforward	2,513	—
State net operating loss carryforward	251	—
Interest expense limitation/carryover	3,357	—
Other	197	2
Total deferred tax assets	6,924	1,853
Deferred tax liabilities:
Financial basis of natural gas and oil mineral interests in excess of tax basis	$27,922	$—
Unrealized (gain) loss on commodity derivatives	169	—
Other	152
Total deferred tax liabilities	28,243	—
Valuation allowance	(10)	(1,853)
Net deferred tax assets (liabilities)	$(21,329)	$—